Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses	$ 9	$ 11
Past service costs/plan amendments	0	0
Amortization of actuarial losses	1	1
Foreign currency translation	0	1
Income tax recovery	(2)	(5)
Total recognized in comprehensive income	8	8
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses	69	64
Past service costs (credits)/plan amendments	0	0
Amortization of actuarial (losses) gains	(31)	(23)
Amortization of past service (costs) credits	2	(1)
Foreign currency translation	(7)	(10)
Regulatory adjustments	(2)	0
Total recognized in regulatory assets	31	30
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses	1	0
Past service costs/plan amendments	0	5
Amortization of actuarial losses	0	0
Foreign currency translation	0	0
Income tax recovery	0	0
Total recognized in comprehensive income	1	5
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses	25	3
Past service costs (credits)/plan amendments	(3)	0
Amortization of actuarial (losses) gains	5	4
Amortization of past service (costs) credits	3	8
Foreign currency translation	0	0
Regulatory adjustments	(1)	(8)
Total recognized in regulatory assets	$ 29	$ 7